Label	Element	Value
AdditionalpaidInCapital1	cik0001709542_AdditionalpaidInCapital1	$ 312
Issuance of common stock for service	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	2,000
Additional Paid-In Capital [Member]
AdditionalpaidInCapital1	cik0001709542_AdditionalpaidInCapital1	312
Issuance of common stock for service	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Accumulated Deficit [Member]
Net income	us-gaap_NetIncomeLoss	(4,312)
AdditionalpaidInCapital1	cik0001709542_AdditionalpaidInCapital1
Issuance of common stock for service	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Common Stock [Member]
Issuance of common stock for service (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	20,000,000
AdditionalpaidInCapital1	cik0001709542_AdditionalpaidInCapital1
Issuance of common stock for service	us-gaap_StockIssuedDuringPeriodValueIssuedForServices	$ 2,000